Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Common stock, shares distributed (in shares)	138,982,872
Numerator:
Net income		$ 167,078	$ 232,354	$ 331,113
Denominator:
Weighted-average number of shares used in computing net income per share, basic (in shares)		139,025,657	138,982,872	138,982,872
Dilutive effect of RSUs (in shares)		394,597	0	0
Weighted-average number of shares used in computing net income per share, diluted (in shares)		139,420,254	138,982,872	138,982,872
Net income per share, basic (in dollars per share)		$ 1.20	$ 1.67	$ 2.38
Net income per share, diluted (in dollars per share)		$ 1.20	$ 1.67	$ 2.38
Potential ordinary shares excluded		1,659,314